CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 3,137	$ 110
Restricted bank deposit	815	1,100
Accounts receivable, net of allowance for doubtful accounts of $8,667 and $6,667 as of December 31, 2020 and 2019, respectively (Note 14)	12,427	13,047
Other current assets (Note 3)	876	961
Inventories, net (Note 4)	2,404	2,646
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	24,942	23,147
LONG-TERM ASSETS
Severance pay funds	531	362
Deferred tax long term	204	510
Property and equipment, net (Note 5)	1,371	894
Other Intangible assets, net (Note 6)	6,270	8,065
Goodwill	7,026	7,026
TOTAL LONG-TERM ASSETS	15,402	16,857
TOTAL ASSETS	40,344	40,004
CURRENT LIABILITIES
Short-term loans and other	7,204	445
Accounts payable	2,860	3,541
Employees and payroll accruals	2,627	3,229
Related parties (Note 12.c)	1,749	305
Accrued expenses and other liabilities (Note 7)	4,393	4,667
Deferred revenue	766	1,332
Short-term liability for future earn-out		794
TOTAL CURRENT LIABILITIES	19,598	14,313
LONG-TERM LIABILITIES
Long-term loan (Note 1c)	14,952	14,187
Related parties (Note 12.c)		2,383
Deferred revenues	49	210
Deferred tax liability LT	170
Accrued severance pay	656	579
TOTAL LONG TERM LIABILITIES	15,827	17,359
TOTAL LIABILITIES	35,425	31,672
Commitments and contingent liabilities (Note 8)
SHAREHOLDERS' EQUITY (Note 11)
Ordinary shares, NIS 0.25 par value - athorized 28,000,000 shares, 19,998,745 shares issued and outstanding at December 31, 2020 and 16,214,228 shares issued and outstanding at 12/31/2019	1,397	1,116
Additional paid-in capital	88,853	84,680
Accumulated deficit	(85,331)	(77,464)
Total shareholders' equity	4,919	8,332
Total liabilities and shareholders' equity	$ 40,344	$ 40,004